Investment in associated companies (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of ownership percentages and book values in associated companies
We have the following investments in associated companies:

Ownership percentage	Joint venture partner	December 31, 2021	December 31, 2020
Gulfdrill (i)	Gulf Drilling International	50.0%	50.0%
Sonadrill (ii)	Sonangol E.P.	50.0%	50.0%
We own 50% equity interests in the above entities. The remaining 50% equity interest is owned by the above joint venture partners. We account for our 50% investments in the joint ventures under the equity method. For transactions with related parties refer to Note 27—“Related party transactions”.
At the year end, the book values of our investments in our associated companies were as follows:

(In $ millions)	December 31, 2021	December 31, 2020
Sonadrill	27	22
Gulfdrill	—	2

Total	27	24

Share in results from associated companies
Our share in results of our associated companies (net of tax) were as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Seadrill Partners	—	—	(21)
Sonadrill	5	(2)	(1)
Gulfdrill	(2)	2	—

Total share in results from associated companies (net of tax)	3	—	(22)

Summary of Consolidated Statements of Operations for our equity method investees
The results of the Sonadrill companies and our share in those results (net of tax) were as follows:
Sonadrill

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues	94	56	22
Net operating income/(loss)	18	(2)	(1)
Net income/(loss)	11	(5)	(2)
Seadrill ownership percentage	50%	50%	50%

Share of results from Sonadrill (net of tax)	5	(2)	(1)

The results of the Gulfdrill companies and our share in those results (net of tax) were as follows:
Gulfdrill

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Operating revenues	142	44	—
Net operating income/(loss)	(4)	6	—
Net income/(loss)	(4)	4	—
Seadrill ownership percentage	50%	50%	50%

Share of results from Gulfdrill (net of tax)	(2)	2	—

Summarized Consolidated Balance sheets for our equity method investees
The summarized balance sheets of the Sonadrill companies and our share of recorded equity in those companies was as follows:
Sonadrill

(In $ millions)	December 31, 2021	December 31, 2020
Current assets	72	54
Current liabilities	(18)	(11)

Net Assets	54	43
Seadrill ownership percentage	50%	50%

Book value of Seadrill investment	27	22

The summarized balance sheets of the Gulfdrill companies and our share of recorded equity in those companies was as follows:
Gulfdrill

(In $ millions)	December 31, 2021	December 31, 2020
Current assets	120	67
Non-current assets	173	102
Current liabilities	(182)	(135)
Non-current liabilities	(113)	(31)

Net (liabilities)/assets	(2)	3
Seadrill ownership percentage	50%	50%

Book value of Seadrill investment	—	2